Other disclosures - Risk review - Contractural maturity of financial assets and liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Assets [abstract]
Cash and balances at central banks		£ 171,082	£ 102,353		£ 49,711
Items in course of collection from other banks		2,153	1,467		1,011
Trading portfolio assets		113,760	80,240		77,348
Financial assets designated at fair value		116,281	78,608		76,830
Derivative financial instruments		237,669	346,626		327,709
Financial investments		58,916	63,317		90,267
Loans and advances to banks		35,663	43,251		41,349
Loans and advances to customers		365,552	392,784		399,217
Reverse repurchase agreements and other similar secured lending		12,546	13,454		28,187
Other financial assets			1,205
Total financial assets			1,123,305
Other assets	[1]		89,821
Total assets		1,133,248	1,213,126	[2]	1,120,000	[3]
Liabilities [abstract]
Deposits from banks		37,723	48,214		47,080
Items in course of transmission to other banks		446	636		1,013
Customer accounts		429,121	423,178		418,242
Repurchase agreements and other similar secured borrowing		40,338	19,760		25,035
Trading portfolio liabilities		37,351	34,687		33,967
Financial liabilities designated at fair value		173,718	96,031		91,745
Derivative financial liabilities		238,345	340,487		324,252
Debt securities in issue		73,314	75,932		69,150
Subordinated liabilities		23,826	23,383		21,467
Other financial liabilities			4,387
Total financial liabilities			1,066,695
Other liabilities	[1]		75,066
Total liabilities		1,067,232	1,141,761		1,054,148
Cumulative liquidity gap		66,016	71,365		£ 65,864		£ 65,958
On demand [member]
Assets [abstract]
Cash and balances at central banks			102,031
Items in course of collection from other banks			1,467
Trading portfolio assets			80,240
Financial assets designated at fair value			15,558
Derivative financial instruments			345,625
Financial investments			40
Loans and advances to banks			4,858
Loans and advances to customers			26,929
Reverse repurchase agreements and other similar secured lending			7,043
Other financial assets			0
Total financial assets			583,791
Liabilities [abstract]
Deposits from banks			5,906
Items in course of transmission to other banks			636
Customer accounts			317,963
Repurchase agreements and other similar secured borrowing			5,480
Trading portfolio liabilities			34,687
Financial liabilities designated at fair value			15,285
Derivative financial liabilities			339,646
Debt securities in issue			27
Subordinated liabilities			0
Other financial liabilities			0
Total financial liabilities			719,630
Cumulative liquidity gap		(71,249)	(135,839)
Not more than three months [member]
Assets [abstract]
Cash and balances at central banks		846	322
Items in course of collection from other banks		0	0
Trading portfolio assets		0	0
Financial assets designated at fair value		77,288	43,270
Derivative financial instruments		41	5
Financial investments		2,378	1,015
Loans and advances to banks		30,227	34,346
Loans and advances to customers		70,816	85,993
Reverse repurchase agreements and other similar secured lending		4,446	3,678
Other financial assets		759	1,128
Total financial assets		186,801	169,757
Liabilities [abstract]
Deposits from banks		30,826	39,610
Items in course of transmission to other banks		0	0
Customer accounts		74,812	86,081
Repurchase agreements and other similar secured borrowing		17,841	9,235
Trading portfolio liabilities		0	0
Financial liabilities designated at fair value		102,860	41,583
Derivative financial liabilities		10	4
Debt securities in issue		17,120	16,731
Subordinated liabilities		2,402	8
Other financial liabilities		3,793	3,198
Total financial liabilities		249,664	196,450
Cumulative liquidity gap		(134,112)	(162,532)
Over three months but not more than six months [member]
Assets [abstract]
Cash and balances at central banks			0
Items in course of collection from other banks			0
Trading portfolio assets			0
Financial assets designated at fair value			5,518
Derivative financial instruments			400
Financial investments			3,064
Loans and advances to banks			2,753
Loans and advances to customers			7,522
Reverse repurchase agreements and other similar secured lending			892
Other financial assets			0
Total financial assets			20,149
Liabilities [abstract]
Deposits from banks			1,120
Items in course of transmission to other banks			0
Customer accounts			5,305
Repurchase agreements and other similar secured borrowing			1,934
Trading portfolio liabilities			0
Financial liabilities designated at fair value			3,970
Derivative financial liabilities			0
Debt securities in issue			11,713
Subordinated liabilities			0
Other financial liabilities			0
Total financial liabilities			24,042
Cumulative liquidity gap		(144,596)	(166,425)
Over six months and not later than nine months [Member]
Assets [abstract]
Cash and balances at central banks			0
Items in course of collection from other banks			0
Trading portfolio assets			0
Financial assets designated at fair value			2,376
Derivative financial instruments			5
Financial investments			741
Loans and advances to banks			480
Loans and advances to customers			6,310
Reverse repurchase agreements and other similar secured lending			144
Other financial assets			0
Total financial assets			10,056
Liabilities [abstract]
Deposits from banks			672
Items in course of transmission to other banks			0
Customer accounts			3,023
Repurchase agreements and other similar secured borrowing			917
Trading portfolio liabilities			0
Financial liabilities designated at fair value			4,112
Derivative financial liabilities			0
Debt securities in issue			5,902
Subordinated liabilities			0
Other financial liabilities			0
Total financial liabilities			14,626
Cumulative liquidity gap		(151,325)	(170,995)
Over nine months and not later than one year [Member]
Assets [abstract]
Cash and balances at central banks			0
Items in course of collection from other banks			0
Trading portfolio assets			0
Financial assets designated at fair value			2,081
Derivative financial instruments			2
Financial investments			2,666
Loans and advances to banks			133
Loans and advances to customers			8,245
Reverse repurchase agreements and other similar secured lending			905
Other financial assets			0
Total financial assets			14,032
Liabilities [abstract]
Deposits from banks			351
Items in course of transmission to other banks			0
Customer accounts			4,528
Repurchase agreements and other similar secured borrowing			1,326
Trading portfolio liabilities			0
Financial liabilities designated at fair value			1,827
Derivative financial liabilities			2
Debt securities in issue			6,867
Subordinated liabilities			1,317
Other financial liabilities			0
Total financial liabilities			16,218
Cumulative liquidity gap		(151,784)	(173,181)
Later than one year and not later than two years [member]
Assets [abstract]
Cash and balances at central banks			0
Items in course of collection from other banks			0
Trading portfolio assets			0
Financial assets designated at fair value			686
Derivative financial instruments			14
Financial investments			10,127
Loans and advances to banks			412
Loans and advances to customers			29,326
Reverse repurchase agreements and other similar secured lending			792
Other financial assets			77
Total financial assets			41,434
Liabilities [abstract]
Deposits from banks			193
Items in course of transmission to other banks			0
Customer accounts			2,836
Repurchase agreements and other similar secured borrowing			311
Trading portfolio liabilities			0
Financial liabilities designated at fair value			7,540
Derivative financial liabilities			10
Debt securities in issue			3,166
Subordinated liabilities			3,230
Other financial liabilities			1,189
Total financial liabilities			18,475
Cumulative liquidity gap		(130,184)	(150,222)
Later than two years and not later than three years [member]
Assets [abstract]
Cash and balances at central banks			0
Items in course of collection from other banks			0
Trading portfolio assets			0
Financial assets designated at fair value			90
Derivative financial instruments			168
Financial investments			9,031
Loans and advances to banks			236
Loans and advances to customers			25,602
Reverse repurchase agreements and other similar secured lending			0
Other financial assets			0
Total financial assets			35,127
Liabilities [abstract]
Deposits from banks			13
Items in course of transmission to other banks			0
Customer accounts			1,262
Repurchase agreements and other similar secured borrowing			0
Trading portfolio liabilities			0
Financial liabilities designated at fair value			5,762
Derivative financial liabilities			34
Debt securities in issue			8,069
Subordinated liabilities			56
Other financial liabilities			0
Total financial liabilities			15,196
Cumulative liquidity gap		(113,686)	(130,291)
Over three years but not more than five years [member]
Assets [abstract]
Cash and balances at central banks			0
Items in course of collection from other banks			0
Trading portfolio assets			0
Financial assets designated at fair value			129
Derivative financial instruments			175
Financial investments			15,148
Loans and advances to banks			20
Loans and advances to customers			44,776
Reverse repurchase agreements and other similar secured lending			0
Other financial assets			0
Total financial assets			60,248
Liabilities [abstract]
Deposits from banks			328
Items in course of transmission to other banks			0
Customer accounts			1,043
Repurchase agreements and other similar secured borrowing			83
Trading portfolio liabilities			0
Financial liabilities designated at fair value			5,773
Derivative financial liabilities			46
Debt securities in issue			9,186
Subordinated liabilities			7,487
Other financial liabilities			0
Total financial liabilities			23,946
Cumulative liquidity gap		(96,524)	(93,989)
Over five years and not later than ten years [member]
Assets [abstract]
Cash and balances at central banks			0
Items in course of collection from other banks			0
Trading portfolio assets			0
Financial assets designated at fair value			771
Derivative financial instruments			123
Financial investments			12,768
Loans and advances to banks			13
Loans and advances to customers			48,233
Reverse repurchase agreements and other similar secured lending			0
Other financial assets			0
Total financial assets			61,908
Liabilities [abstract]
Deposits from banks			21
Items in course of transmission to other banks			0
Customer accounts			441
Repurchase agreements and other similar secured borrowing			474
Trading portfolio liabilities			0
Financial liabilities designated at fair value			3,588
Derivative financial liabilities			75
Debt securities in issue			10,152
Subordinated liabilities			6,575
Other financial liabilities			0
Total financial liabilities			21,326
Cumulative liquidity gap		(52,694)	(53,407)
Over ten years [member]
Assets [abstract]
Cash and balances at central banks			0
Items in course of collection from other banks			0
Trading portfolio assets			0
Financial assets designated at fair value			8,129
Derivative financial instruments			109
Financial investments			8,717
Loans and advances to banks			0
Loans and advances to customers			109,848
Reverse repurchase agreements and other similar secured lending			0
Other financial assets			0
Total financial assets			126,803
Liabilities [abstract]
Deposits from banks			0
Items in course of transmission to other banks			0
Customer accounts			696
Repurchase agreements and other similar secured borrowing			0
Trading portfolio liabilities			0
Financial liabilities designated at fair value			6,591
Derivative financial liabilities			670
Debt securities in issue			4,119
Subordinated liabilities			4,710
Other financial liabilities			0
Total financial liabilities			16,786
Cumulative liquidity gap		£ 55,735	£ 56,610

[1]

As at 31 December 2017, other assets includes balances of £1,193m (2016: £71,454m) and other liabilities includes balances of £ nil m (2016: £65,292m) relating to amounts held for sale. Please refer to Note 4 3 for details.

[2]	Africa Banking assets held for sale were reported in Head Office for 2016.
[3]	Africa Banking assets held for sale were reported in Head Office for 2015.